Income taxes - CIT Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
CIT at rate of 25%	$ 58,376,794	$ 62,599,817	$ 48,307,133
Tax effect of non-deductible expenses	8,867,037	5,799,761	3,641,665
LAT expense	68,631,338	62,996,403	40,203,748
CIT benefit of LAT	(17,157,834)	(15,749,101)	(10,050,937)
Changes in valuation allowance	23,073,210	(491,075)	3,180,741
International rate differences	17,351,758	18,224,012	10,149,331
Dividend and interest withholding taxes	(3,816,800)	15,403,663	18,877,500
Adjustment of estimated income tax accruals	(4,285,329)	(3,952,396)	(954,552)
Others	(561,802)	(383,837)	(237,503)
Income tax expense	$ 150,478,372	$ 144,447,247	$ 113,117,126